Matthews Asia ESG Fund	September 30, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 94.9%

	Shares	Value
CHINA/HONG KONG: 26.7%
CSPC Pharmaceutical Group, Ltd.	718,000	$1,440,899
China Conch Venture Holdings, Ltd.	299,000	1,105,778
HKBN, Ltd.	571,000	1,052,291
MTR Corp., Ltd.	187,500	1,051,530
Wuxi Biologics Cayman, Inc.[b,c,d]	101,500	1,034,986
New Oriental Education & Technology Group, Inc. ADR[c]	9,300	1,030,068
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	245,000	979,962
Ping An Healthcare and Technology Co., Ltd.[b,c,d]	139,800	818,025
Guangdong Investment, Ltd.	358,000	700,650
Haier Electronics Group Co., Ltd.	258,000	671,794
Hong Kong Exchanges & Clearing, Ltd.	22,100	647,752
AIA Group, Ltd.	68,000	641,311
Tencent Music Entertainment Group ADR[c]	41,700	532,509
Beijing Urban Construction Design & Development Group Co., Ltd. H Shares[b,d]	1,219,000	360,884
Xinyi Glass Holdings, Ltd.	306,000	337,062

Total China/Hong Kong		12,405,501

INDIA: 20.5%
Bandhan Bank, Ltd.[b,d]	249,274	1,732,084
IndusInd Bank, Ltd.	80,286	1,569,409
Shriram City Union Finance, Ltd.	82,740	1,568,181
Mahindra & Mahindra, Ltd.	188,745	1,458,803
Syngene International, Ltd.[b,d]	267,017	1,170,531
TeamLease Services, Ltd.[c]	14,232	607,838
Lupin, Ltd.	59,891	604,836
Minda Industries, Ltd.	73,040	351,418
Ipca Laboratories, Ltd.	22,458	286,350
Wipro, Ltd.	48,684	164,975

Total India		9,514,425

JAPAN: 16.2%
Unicharm Corp.	60,500	1,922,934
Sohgo Security Services Co., Ltd.	19,000	999,306
Tsukui Corp.	232,800	923,187
Fuji Seal International, Inc.	33,800	856,992
LITALICO, Inc.[c]	33,300	629,517
UT Group Co., Ltd.	24,800	534,339
Bunka Shutter Co., Ltd.	60,000	514,883
Sosei Group Corp.[c]	21,300	480,321
Koa Corp.	35,500	438,987
Career Co., Ltd.	39,700	207,975

Total Japan		7,508,441

TAIWAN: 9.3%
Sporton International, Inc.	139,903	910,532
Poya International Co., Ltd.	59,000	837,109
Taiwan Sakura Corp.	413,000	590,671
Delta Electronics, Inc.	121,000	516,961
Zhen Ding Technology Holding, Ltd.	140,000	501,130
Merida Industry Co., Ltd.	82,000	466,118
Taiwan Semiconductor Manufacturing Co., Ltd.	46,000	408,551
Sitronix Technology Corp.	11,000	59,048

Total Taiwan		4,290,120

	Shares	Value
BANGLADESH: 5.8%
BRAC Bank, Ltd.[c]	1,764,047	$1,283,968
GrameenPhone, Ltd.	173,045	721,712
Square Pharmaceuticals, Ltd.	242,341	677,161

Total Bangladesh		2,682,841

INDONESIA: 5.0%
PT Bank Rakyat Indonesia Persero	3,393,400	985,324
PT Jaya Real Property	14,087,400	670,051
PT Arwana Citramulia	10,223,600	367,480
PT BFI Finance Indonesia	7,542,100	286,913

Total Indonesia		2,309,768

SINGAPORE: 3.1%
SATS, Ltd.	170,700	598,563
Raffles Medical Group, Ltd.	648,900	464,876
Delfi, Ltd.	423,000	367,254

Total Singapore		1,430,693

THAILAND: 2.5%
Total Access Communication Public Co., Ltd. NVDR	609,300	1,145,234

Total Thailand		1,145,234

PHILIPPINES: 2.0%
Puregold Price Club, Inc.	1,260,530	949,479

Total Philippines		949,479

SOUTH KOREA: 2.0%
iMarketKorea, Inc.	58,673	509,839
KT Skylife Co., Ltd.	30,220	228,507
DGB Financial Group, Inc.	33,127	206,216

Total South Korea		944,562

VIETNAM: 1.2%
Nam Long Investment Corp.	462,599	554,641

Total Vietnam		554,641

PAKISTAN: 0.6%
Abbott Laboratories Pakistan, Ltd.	117,150	263,699

Total Pakistan		263,699

TOTAL COMMON EQUITIES		43,999,404

(Cost $42,455,815)

PREFERRED EQUITIES: 4.8%

SOUTH KOREA: 4.8%
Samsung SDI Co., Ltd., Pfd.	30,721	2,242,355

Total South Korea		2,242,355

TOTAL PREFERRED EQUITIES		2,242,355

(Cost $2,211,003)

matthewsasia.com | 800.789.ASIA	1

Matthews Asia ESG Fund	September 30, 2019

Schedule of Investmentsa (unaudited) (continued)

PREFERRED EQUITIES (continued)

Value
TOTAL INVESTMENTS: 99.7%	$46,241,759
(Cost $44,666,818)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 0.3%	136,967

NET ASSETS: 100.0%	$46,378,726

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2019, the aggregate value is $5,116,510, which is 11.03% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

NVDR	Non-voting Depositary Receipt

Pfd.	Preferred

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS